Company Financial Statements (Parent Company Only)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Company Financial Statements (Parent Company Only)
22.	Company Financial Statements (Parent Company Only)
The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the Company only.
The footnote disclosures contain supplemental information relating to the operations of the Company.
The Company did not have significant capital and other commitments, or guarantees as of December 31, 2022
Condensed Balance Sheets

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets
Cash and cash equivalents	72,998	362	52
Amounts due from a subsidiary	—	13,697	1,986

Total current assets	72,998	14,059	2,038

Non-current assets
Investments in subsidiaries	290,462	213,579	30,966

Total non-current assets	290,462	213,579	30,966

Total assets	363,460	227,638	33,004

Liabilities
Current liabilities
Accruals and other liabilities	3,744	27,432	3,977
Amounts due to the subsidiaries the VIEs	—	11,230	1,628

Total current liabilities	3,744	38,662	5,605

Non-current liabilities
Net interests of the VIEs	27,115	64,718	9,383
Total non-current liabilities	27,115	64,718	9,383

Total liabilities	30,859	103,380	14,988

Shareholders’ equity:
Class A Ordinary shares	50	51	8
Class B Ordinary shares	25	24	3
Additional paid-in capital	1,459,374	1,558,356	225,940
Statutory reserves	1,191	1,191	173
Accumulated deficit	(1,122,153)	(1,450,374)	(210,284)
Accumulated other comprehensive (loss) income	(5,886)	15,010	2,176

Total shareholders’ equity	332,601	124,258	18,016

Total liabilities and shareholders’ equity	363,460	227,638	33,004

Condensed Statements of Comprehensive Loss

	For the Year Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
General and administrative expenses	(1,144)	(5,668)	(13,630)	(1,976)

Total operating expenses	(1,144)	(5,668)	(13,630)	(1,976)

Loss from operations	(1,144)	(5,668)	(13,630)	(1,976)
Interest income	463	14	1	—
Share of losses from subsidiaries	(117,678)	(299,575)	(253,575)	(36,765)
Income (losses) from the VIEs	30,740	(8,730)	(37,603)	(5,452)
Other expenses	—	—	(23,414)	(3,394)

Net loss attributable to the Company’s ordinary shareholders	(87,619)	(313,959)	(328,221)	(47,587)

Other comprehensive (loss) income
Foreign currency translation adjustment, net of nil tax	(9,974)	(6,107)	20,896	3,030
Unrealized gains on available-for-sale debt securities	1,729	(1,729)	—	—

Other comprehensive (loss) income, net of tax	(8,245)	(7,836)	20,896	3,030

Comprehensive loss attributable to the Company’s ordinary shareholder	(95,864)	(321,795)	(307,325)	(44,557)

Condensed
Statements of Cash Flows

	For the Year Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				Note (e)

Cash flows from operating activities	(681)	(4,874)	(13,738)	(1,992)

Cash flows from investing activities
Capital contribution to Group companies	(66,599)	(190,026)	(58,898)	(8,539)
Other investing activities	(484)	150	—	—

Net cash used in investing activities	(67,083)	(189,876)	(58,898)	(8,539)

Cash flows from financing activities
Other financing activities	(7,343)	256,947	—	—

Net cash (used in) provided by financing activities	(7,343)	256,947	—	—

Net (decrease) increase in cash and cash equivalents	(75,107)	62,197	(72,636)	(10,531)
Cash and cash equivalents at beginning of the year	85,908	10,801	72,998	10,583

Cash and cash equivalents at end of the year	10,801	72,998	362	52

Basis of presentation
Condensed financial information is used for the presentation of the Company, or the parent company.
The parent company records its investment in its subsidiary, the VIEs under the equity method of accounting as prescribed in ASC 323,
Investments-Equity Method and Joint Ventures
. Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries and VIEs”, and their respective loss as “Share of losses from subsidiaries and VIEs” on the Condensed Statements of Comprehensive Loss.
The subsidiaries did not pay any dividends to the Company for the periods presented. The Company does not have significant commitments or long-term obligations as of the period end other than those presented.
The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.